Offerings	Jun. 01, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance under the Registrant's Amended and Restated 2021 Equity Incentive Plan
Amount Registered | shares	1,850,000
Proposed Maximum Offering Price per Unit	21.93
Maximum Aggregate Offering Price	$ 40,570,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,602.79
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Amended and Restated 2021 Equity Incentive Plan (the "A&R 2021 Equity Incentive Plan") and the 2017 Employee Stock Purchase Plan (the "2017 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Represents the number of shares of common stock reserved for issuance under the A&R 2021 Equity Incentive Plan. (3) Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $21.93, which is the average of the high and low prices of shares of Registrant's common stock on The Nasdaq Capital Market on May 26, 2026 (such date being within five business days of the date that this Registration Statement was filed with the U.S. Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance under the Registrant's 2017 Employee Stock Purchase Plan
Amount Registered | shares	12,000
Proposed Maximum Offering Price per Unit	18.65
Maximum Aggregate Offering Price	$ 223,800.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 30.91
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's common stock that become issuable under the Amended and Restated 2021 Equity Incentive Plan (the "A&R 2021 Equity Incentive Plan") and the 2017 Employee Stock Purchase Plan (the "2017 ESPP"), by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of common stock. (2) Represents an automatic increase in the number of shares of common stock reserved for issuance pursuant to future awards under the 2017 ESPP as a result of the annual evergreen increase under the 2017 ESPP. (3) Pursuant to Rule 457(c) and 457(h) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is $18.65, which is 85% of the average of the high and low prices of shares of Common Stock on Nasdaq on May 26, 2026 (such date being within five business days of the date that this Registration Statement was filed with the SEC). Pursuant to the 2017 ESPP, the purchase price of the shares of common stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the common stock on (i) the first trading day of the offering period or (ii) the exercise date.